Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2019 are payable as follows:

Year ended March 31,
2020	$189,878
2021	70,304
$260,182